Borrowings - Senior Secured Term Loan Facility Due September 2018 (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2014	Jul. 11, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Loss on debt extinguishment			$ 0	$ 0	$ 0	$ (3)	$ (274)	$ (79)	$ (56)
Debt extinguishment costs		$ 260
Senior Secured Term Loan Facility | USD denominated term loan due September 2018
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,000
Loss on debt extinguishment	(151)
Debt extinguishment costs	$ 2
Senior Secured Term Loan Facility | USD denominated term loan due September 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							3.50%
Senior Secured Term Loan Facility | USD denominated term loan due September 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Senior Secured Term Loan Facility | USD denominated old term loan due September 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							4.00%
Senior Secured Term Loan Facility | USD denominated old term loan due September 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate							3.00%